Other income and expenses - Other operating expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Other income and expenses
Currency losses		€ 2
Expected credit loss allowances on trade receivables	€ 1,174	340
Other	101
Total other operating expenses	€ 1,275	€ 342